AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Short-Term Investments - 100.4%
Other Investment Companies - 100.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[1]	13,476,157	$13,476,157
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[1]	6,942,263	6,942,263

Total Short-Term Investments (Cost $20,418,420)		20,418,420
Value

Total Investments - 100.4% (Cost $20,418,420)	$20,418,420
Other Assets, less Liabilities - (0.4)%	(90,093)
Net Assets - 100.0%	$20,328,327

[1]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$20,418,420	—	—	$20,418,420
Total Investments in Securities	$20,418,420	—	—	$20,418,420
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.